SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Other Current Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION [Abstract]
Government of Israel	$ 464	$ 300
Prepaid expenses	404	475
Advances to suppliers	747	1,451
Sundry	49	12
Other current assets	$ 1,664	$ 2,238